Estimated Future Amortization Expense on Other Intangible Assets (Detail) (Other intangible assets, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
2013	$ 21,885
2014	21,445
2015	19,669
2016	19,111
2017	$ 18,721